RISK MANAGEMENT - Stage 3 loans and advances by evaluation type (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
RISK MANAGEMENT
Financial assets	$ 25,674,195	$ 27,940,140
Consumer
RISK MANAGEMENT
Financial assets	54,592,000
Mortgage
RISK MANAGEMENT
Financial assets	36,250,000
Small Business Loans [Member]
RISK MANAGEMENT
Financial assets	1,145,000
Stage Three
RISK MANAGEMENT
Financial assets	1,031,773	1,006,275
Stage Three | Commercial
RISK MANAGEMENT
Financial assets	425,479	335,669
Stage Three | Mortgage
RISK MANAGEMENT
Financial assets	289,618	268,002
Stage Three | Financial Leases
RISK MANAGEMENT
Financial assets	316,676	402,604
Stage Three | Individually assessed
RISK MANAGEMENT
Financial assets	$ 5,761,100	6,545,087
Percentage of loan portfolio in default	2.30%
Stage Three | Individually assessed | Commercial
RISK MANAGEMENT
Financial assets	$ 5,198,384	5,990,389
Stage Three | Individually assessed | Financial Leases
RISK MANAGEMENT
Financial assets	562,716	554,698
Stage Three | Collectively assessed
RISK MANAGEMENT
Financial assets	9,774,997	7,952,157
Stage Three | Collectively assessed | Commercial
RISK MANAGEMENT
Financial assets	3,261,548	2,954,167
Stage Three | Collectively assessed | Consumer
RISK MANAGEMENT
Financial assets	4,124,087	2,788,857
Stage Three | Collectively assessed | Mortgage
RISK MANAGEMENT
Financial assets	1,411,106	1,306,369
Stage Three | Collectively assessed | Financial Leases
RISK MANAGEMENT
Financial assets	868,113	804,189
Stage Three | Collectively assessed | Small Business Loans [Member]
RISK MANAGEMENT
Financial assets	110,143	98,575
ECL | Stage Three | Individually assessed
RISK MANAGEMENT
Financial assets	3,141,336	3,927,072
ECL | Stage Three | Individually assessed | Commercial
RISK MANAGEMENT
Financial assets	2,825,357	3,650,680
ECL | Stage Three | Individually assessed | Financial Leases
RISK MANAGEMENT
Financial assets	315,979	276,392
ECL | Stage Three | Collectively assessed
RISK MANAGEMENT
Financial assets	6,849,462	5,531,947
ECL | Stage Three | Collectively assessed | Commercial
RISK MANAGEMENT
Financial assets	2,401,344	2,202,638
ECL | Stage Three | Collectively assessed | Consumer
RISK MANAGEMENT
Financial assets	3,460,299	2,354,412
ECL | Stage Three | Collectively assessed | Mortgage
RISK MANAGEMENT
Financial assets	553,370	561,016
ECL | Stage Three | Collectively assessed | Financial Leases
RISK MANAGEMENT
Financial assets	356,526	346,434
ECL | Stage Three | Collectively assessed | Small Business Loans [Member]
RISK MANAGEMENT
Financial assets	$ 77,923	$ 67,447